Details of Significant Accounts (Tables)	6 Months Ended
Jun. 30, 2026
Details of Significant Accounts [Abstract]
Schedule of cash and cash equivalents	Cash and cash equivalents

	December 31, 2025	June 30, 2026
Checking accounts	$3,006	$1,839
Demand deposits	25,010	18,419
Time deposits	97,700	105,100
Others	260	263
	$125,976	$125,621

Schedule of current financial assets at amortized cost	Financial assets at fair value through profit or loss

	December 31, 2025	June 30, 2026
Current items:
Financial assets mandatorily measured at fair value through profit and loss
Money market funds	$—	$—
A.Amounts recognized in profit or loss in relation to financial assets at fair value through profit or loss are as follows:

	Six months ended June 30,
	2025	2026
Financial assets mandatorily measured at fair value through profit and loss
Money market funds	$9	$26
Financial assets at amortized cost

	December 31, 2025	June 30, 2026
Current items:
Time deposits with maturities over three months	$36,300	$36,400
Non-current items:
US Treasury	$10,173	$15,122
A.Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	Six months ended June 30,
	2025	2026
Interest income from financial assets at amortized cost	$772	$897
B.The counterparties of the Group's time deposits are financial institutions with high credit quality, so the Group expects that the probability of counterparty default is remote. As of June 30, 2026, 100% of current financial assets at amortized cost are denominated in U.S. Dollars.
C.As at December 31, 2025 and June 30, 2026, without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the financial assets at amortized cost held by the Group was $46,473 and $51,522, respectively.
D.The Group has no financial assets at amortized cost pledged to others.
E.Information relating to credit risk of financial assets at amortized cost is provided in Note 12(2).
Movements in relation to the Group applying the modified approach to provide loss allowance for accounts receivable is as follows:

Accounts receivable
At December 31, 2025	$181
Provision for impairment	363
Write-offs	(368)
At June 30, 2026	$176

Schedule of accounts receivable	Accounts receivable

	December 31, 2025	June 30, 2026
Accounts receivable	$7,748	$6,131
Less: Allowance for expected credit losses (Note)	(181)	(176)
	$7,567	$5,955
Note. For movements in the allowance for expected credit losses, please refer to Note 12(2) Credit risk for details.

Schedule of ageing analysis of accounts receivable	The aging analysis of accounts receivable is as follows:

	December 31, 2025	June 30, 2026
Not past due	$7,124	$5,783
Up to 30 days	75	69
31 to 90 days	149	65
91 to 180 days	286	89
Over 181 days	114	125
Less: Allowance for expected credit losses	(181)	(176)
	$7,567	$5,955
As of December 31, 2025 and June 30, 2026, the provision matrix is as follows:

December 31, 2025	Not past due	Up to 30 days past due	31~90 days past due	91~180 days past due	Over 181 days past due	Total
rate	0%~0.2%	0.15%~15.58%	0.31%~33.48%	0.63%~100%	100%
Total book value	$7,124	$75	$149	$286	$114	$7,748
Loss allowance	3	6	38	20	114	181

June 30, 2026	Not past due	Up to 30 days past due	31~90 days past due	91~180 days past due	Over 181 days past due	Total
rate	0%~0.02%	4.04%~6.63%	12.74%~20.36%	18.79%~95.36%	100%
Total book value	$5,783	$69	$65	$89	$125	$6,131
Loss allowance	1	3	10	37	125	176

Schedule of other current assets	Other current assets

	December 31, 2025	June 30, 2026
Prepaid expenses	$2,041	$1,592
Others	97	114
	$2,138	$1,706

Schedule of property, plant and equipment	Property, plant and equipment

	Leasehold improvements	Machinery	Office equipment	Total
At January 1, 2026
Cost	$744	$1,568	$56	$2,368
Accumulated depreciation	(706)	(921)	(46)	(1,673)
	$38	$647	$10	$695
Opening net book amount	$38	$647	$10	$695
Additions	78	11	6	95
Cost of disposals	(82)	(65)	—	(147)
Accumulated depreciation on disposals	82	64	—	146
Depreciation expense	(41)	(119)	(4)	(164)
Closing net book amount	$75	$538	$12	$625
At June 30, 2026
Cost	$739	$1,514	$62	$2,315
Accumulated depreciation	(664)	(976)	(50)	(1,690)
	$75	$538	$12	$625

Schedule of movements of right-of-use assets	The movements of right-of-use assets of the Group are as follows:

	Buildings	Business vehicles	Total
At January 1, 2026
Cost	$1,644	$259	$1,903
Accumulated depreciation	(1,098)	(146)	(1,244)
	$546	$113	$659
Opening net book amount	$546	$113	$659
Additions	235	—	235
Cost of derecognition	(194)	(68)	(262)
Derecognized accumulated depreciation	194	68	262
Depreciation expense	(216)	(53)	(269)
Closing net book amount	$565	$60	$625
At June 30, 2026
Cost	$1,685	$191	$1,876
Accumulated depreciation	(1,120)	(131)	(1,251)
	$565	$60	$625

Schedule of lease liabilities relating to lease contracts	Lease liabilities relating to lease contracts:

	December 31, 2025	June 30, 2026
Total lease liabilities	$683	$644
Less: current portion (shown as ‘current lease liabilities’)	(444)	(478)
	$239	$166

Schedule of information on profit and loss accounts relating to lease contracts	The information on profit and loss accounts relating to lease contracts is as follows:

	Six months ended June 30,
	2025	2026
Items affecting profit or loss
Interest expense on lease liabilities	$6	$9
Expense on short-term lease contracts	161	133
	$167	$142

Schedule of intangible assets	Intangible assets

	Goodwill	Unpatented technology	Software	Total
At January 1, 2026
Cost	$4,739	$1,760	$71	$6,570
Accumulated amortization and impairment	(1,965)	(117)	(67)	(2,149)
	$2,774	$1,643	$4	$4,421
Opening net book amount	$2,774	$1,643	$4	$4,421
Amortization charge	—	(59)	(2)	(61)
Closing net book amount	$2,774	$1,584	$2	$4,360
At June 30, 2026
Cost	$4,739	$1,760	$71	$6,570
Accumulated amortization and impairment	(1,965)	(176)	(69)	(2,210)
	$2,774	$1,584	$2	$4,360

Schedule of amortization on intangible assets	Details of amortization on intangible assets are as follows:

	Six months ended June 30,
	2025	2026
Cost of sales and services	$—	$59
Research and development expenses	75	2
	$75	$61

Schedule of financial liabilities at fair value through profit or loss	Financial liabilities at fair value through profit or loss

	December 31, 2025	June 30, 2026
Financial liabilities designated as at fair value through profit or loss
Non-current items:
Warrant liabilities	$419	$27

Schedule of amounts recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss	Amounts recognized in profit or loss in relation to financial liabilities at fair value through profit or loss are as follows:

	Six months ended June 30,
	2025	2026
Net gains recognized in profit or loss
Warrant liabilities	$1,036	$392
The amounts presented above are recognized under “Gains (losses) on financial liabilities at fair value through profit or loss” and included within other gains and losses. See Note 6(20) for further details and reconciliation.

Schedule of other payables	Other payables

	December 31, 2025	June 30, 2026
Employee bonus	$5,325	$6,013
Promotional fees	1,759	2,205
Payroll	2,958	1,953
Professional service fees	756	931
Platform fees	951	737
Remuneration to directors	115	470
Post and telecommunications expenses	291	323
Sales VAT payables	157	209
Others	519	554
	$12,831	$13,395

Schedule of provisions	Provisions

Warranty
At January 1, 2026	$1,061
Additional provisions	257
Net exchange differences	(11)
At June 30, 2026	$1,307

Schedule of analysis of total provisions	Analysis of total provisions:

	December 31, 2025	June 30, 2026
Current	$1,061	$1,307

Schedule of terms and condition	For the six months ended June 30, 2025 and 2026, the Group’s Share Incentive Plan’s terms and condition are as follows:

Plan	Type of arrangement	Settled by	Maximum terms of option granted	Vesting conditions
Share Incentive Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%

Schedule of movements of outstanding options under share incentive plan	Movements of outstanding options under Share Incentive Plan are as follows:

	2025		2026
	No. of options (units in thousands)	Weighted-average exercise price per share (in dollars)	No. of options (units in thousands)	Weighted-average exercise price per share (in dollars)
Options outstanding at January 1	3,877	$4.44	3,698	$4.42
Options granted	35	1.84	—	—
Options forfeited	(148)	4.52	(133)	4.57
Options outstanding at June 30	3,764	4.42	3,565	4.41
Options exercisable at June 30	2,268	4.37	3,022	4.40

Schedule of fair value of stock options granted on grant date measured using the black-scholes option-pricing model	The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

Plan	Grant date	Units granted (in thousands)	Stock price per share (in dollars)	Exercise price per share (in dollars)	Expected price volatility (Note ii)	Expected option life	Expected dividends	Risk-free interest rate	Fair value per unit (in dollars)
Share Incentive Plan	2022.01.21 (Note i)	2,143	$5.39	$3.95	53.75%	3.88	0.00%	1.46%	$2.7637
	2023.01.03	8	7.20	7.20	64.85%	3.87	0.00%	4.07%	3.7198
	2023.05.23	2,260	4.93	4.93	69.15%	3.88	0.00%	3.90%	2.6615
	2023.08.21	7	4.00	3.916	70.65%	3.88	0.00%	4.64%	2.2411
	2023.11.02	5	2.43	2.43	70.37%	3.88	0.00%	4.77%	1.3487
	2024.05.27	5	2.13	2.13	72.67%	3.88	0.00%	4.65%	1.2069
	2024.12.23	45	2.26	2.22	74.64%	3.87	0.00%	4.46%	1.3100
	2025.05.01	35	1.84	1.84	79.57%	3.88	0.00%	3.77%	1.0973
Note i: Stock price, exercise price and fair value of stock option granted on January 21, 2022 were adjusted in connection with the recapitalization. All amounts in the table are presented on a consistent adjusted basis.
Note ii: Expected price volatility is estimated based on the daily historical stock price fluctuation data of the Company and guideline companies of the last five years before the grant date.

Schedule of expenses incurred on share-based payment transactions	Expenses incurred on share-based payment transactions are shown below:

	Six months ended June 30,
	2025	2026
Equity settled	$900	$287

Schedule of illustrates movement for the company's share capital	Movements for the Company’s share capital are as follows:

Shares (in thousands)
At January 1, 2026	101,849
At June 30, 2026	101,849

Schedule of capital surplus
The following table illustrates the detail of capital surplus:

	December 31, 2025	June 30, 2026
Additional paid-in capital	$477,415	$477,415
Other:
Employees’ stock option cost	9,614	9,901
Retirement of treasury shares	27,371	27,371
Subtotal	36,985	37,272
	$514,400	$514,687

Schedule of revenue from contracts with customers	Revenue

	Six months ended June 30,
	2025	2026
Revenue from contracts with customers	$32,361	$34,275

Schedule of disaggregation of revenue from contracts with customers	The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical regions:

Six months ended June 30, 2025	United States	Americas_ Others	Europe	Asia-Pacific	Others	Total
Revenue from external customer contracts	$12,361	$3,699	$9,423	$5,915	$963	$32,361
Timing of revenue recognition:
At a point in time	$972	$43	$642	$1,435	$8	$3,100
Over time	11,389	3,656	8,781	4,480	955	29,261
	$12,361	$3,699	$9,423	$5,915	$963	$32,361

Six months ended June 30, 2026	United States	Americas_ Others	Europe	Asia-Pacific	Others	Total
Revenue from external customer contracts	$12,032	$4,321	$9,547	$6,905	$1,470	$34,275
Timing of revenue recognition:
At a point in time	$839	$77	$610	$1,940	$67	$3,533
Over time	11,193	4,244	8,937	4,965	1,403	30,742
	$12,032	$4,321	$9,547	$6,905	$1,470	$34,275
Note. “Americas_Others” includes North and South America, excluding the United States.
(b)Alternatively, the disaggregation of revenue could also be distinct as follows:

	Six months ended June 30,
	2025	2026
AR/AI cloud solutions and Subscription	$28,971	$30,415
Licensing	2,565	2,227
Others	825	1,633
	$32,361	$34,275

Schedule of contract assets and contract liabilities

	January 1, 2025	December 31, 2025	June 30, 2026
Contract assets:
Unbilled revenue	$977	$968	$934
Contract liabilities:
Advance sales receipts	$17,218	$21,902	$20,441

Schedule of revenue recognized that was included in contract liability balance at beginning of the period

	Six months ended June 30,
	2025	2026
Revenue recognized that was included in the contract liability balance at the beginning of the period
Advance sales receipts	$13,440	$17,047

Schedule of interest income	Interest income

	Six months ended June 30,
	2025	2026
Interest income from bank deposits	$2,391	$1,918
Interest income from financial assets at amortized cost	772	897
Others	1	1
	$3,164	$2,816

Schedule of other income	Other income

	Six months ended June 30,
	2025	2026
Subsidy from government	$15	$32
Others	1	1
	$16	$33

Schedule of other gains and losses	Other gains and losses

	Six months ended June 30,
	2025	2026
Foreign exchange gains (losses)	$544	$(114)
Gains on financial assets at fair value through profit or loss	9	26
Gains on financial liabilities at fair value through profit or loss	1,036	392
Others	3	—
	$1,592	$304

Schedule of finance costs	Finance costs

	Six months ended June 30,
	2025	2026
Interest expense – lease liabilities	$6	$9

Schedule of costs and expenses by nature	Costs and expenses by nature

	Six months ended June 30,
	2025	2026
Employee benefit expenses	$15,875	$14,568
Promotional fees	6,656	7,899
Platform fees	6,812	5,361
Professional service fees	1,677	1,110
Insurance expenses	550	425
Warranty cost	267	257
Depreciation of right-of-use assets	280	269
Depreciation of property, plant and equipment	147	164
Amortization of intangible assets	75	61
Expected credit losses	(67)	363
Others	1,713	2,432
	$33,985	$32,909

Schedule of employee benefit expenses	Employee benefit expenses

	Six months ended June 30,
	2025	2026
Wages and salaries	$12,978	$12,286
Remuneration to directors	345	467
Employee insurance fees	778	723
Pension costs	445	502
Employee stock options	900	287
Other personnel expenses	429	303
	$15,875	$14,568

Schedule of income tax expense	Income tax

	Six months ended June 30,
	2025	2026
Current income tax:
Current tax expense recognized for the current period	$536	$903
Tax on undistributed surplus earnings	72	129
Prior year income tax underestimation	256	28
Total current tax	864	1,060
Deferred income tax:
Origination and reversal of temporary differences	(222)	(183)
Total deferred income tax	(222)	(183)
Income tax expense	$642	$877

Schedule of earnings (losses) per share

	Six months ended June 30, 2025
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$2,500	101,849	$0.025
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$2,500	101,849	$0.025

	Six months ended June 30, 2026
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$3,633	101,849	$0.036
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$3,633	101,849	$0.036

Schedule of potential dilutive instruments not included in calculation of diluted earnings per share	As at December 31, 2025 and June 30, 2026, the potentially dilutive instruments are as follows:

	December 31, 2025	June 30, 2026
Potentially dilutive instruments (shares in thousands)
Warrant liabilities	20,850	20,850
Employee stock options	3,698	3,565
Shareholder Earnout	10,000	10,000
Sponsor Earnout	1,176	1,176
	35,724	35,591

Schedule of changes in liabilities from financing activities	Changes in liabilities from financing activities

	Non-current financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At January 1, 2026	$419	$683	$1,102
Changes in cash flow from financing activities	—	(274)	(274)
Change in fair value through profit and loss	(392)	—	(392)
Changes in other non-cash items – additions	—	235	235
At June 30, 2026	$27	$644	$671

Schedule of detailed information about business combination	The following table summarizes the consideration paid for Wannaby and the fair values of the assets acquired and liabilities assumes at the acquisition date:

January 7, 2025
Purchase consideration
Cash paid	$6,473
Contingent consideration-Earnout liabilities (Note)	158
6,631
Fair value of the identifiable assets acquired and liabilities assumed
Cash	492
Accounts receivable	221
Other receivables	50
Other current assets	51
Property, plant and equipment	28
Intangible assets	1,760
Guarantee deposits paid	5
Current contract liabilities	(115)
Other payables	(77)
Deferred income tax liabilities	(523)
Total identifiable net assets	1,892
Goodwill	$4,739
Note. No later than April 30, 2026, the Group shall pay Farfetch US Holdings, Inc. (“Farfetch”) an earnout based on defined revenue for the year ended December 31, 2025, not exceeding $500. As the defined revenue for the year ended December 31, 2025 was not achieved, the Group determined that no earnout would be payable and therefore reversed the related contingent consideration liability to zero during the year ended December 31, 2025.

Six months ended June 30, 2025
Cash and cash equivalent balances acquired	$492
Cash paid	(6,473)
Net cash outflow	$(5,981)